Employee Benefits - Re-measurements Of Net Defined Benefit Liability - Assets (Details) - Gratuity - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Re-measurements of the net defined benefit liability / asset
Actuarial (gains) / losses	$ (9)	$ 10	$ 3
(Return) / loss on plan assets excluding amounts included in the net interest on the net defined benefit liability / asset	(2)	(2)	(1)
Total	(11)	8	2
(Gain) / loss from change in financial assumptions	(6)	8
(Gain) / loss from change in experience adjustments	(3)	2	3
Actuarial (gains) / losses	$ (9)	$ 10	$ 3